Invesco V.I. Leisure Fund | Summary - Invesco V.I. Leisure Fund, Series II shares
Fund Summary - Invesco V.I. Leisure Fund - Series II shares
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoVILeisureFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000000194_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoVILeisureFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000000194_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoVILeisureFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000000194_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities of issuers doing business in the leisure-related industries.

In constructing the portfolio, the portfolio managers take macroeconomic and industry trends into consideration. Quantitative screens are used to help identify attractive security candidates within the universe of leisure related issuers. Portfolio candidates are further refined by fundamental analysis performed at the issuer level which includes an evaluation of industry dynamics, competitive intensity and drivers of growth. Financial models are used to review historical performance and forecast two to three years into the future. Internally generated earnings-per-share (EPS) estimates are used to calculate valuation targets and a combination of multiples are used to establish price targets. The portfolio managers construct the portfolio with the goal of holding approximately 40-75 individual securities with an average investment horizon of 18 to 24 months. In general, the portfolio managers favor issuers with attractive revenue growth, strong free cash flow generation and returns on invested capital that are in excess of the issuer’s weighted average cost of capital. Additionally, the portfolio managers seek issuers requiring low capital intensity management teams that appear to be good stewards of capital.

The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified, (2) the valuation reaches the portfolio manager’s target price, (3) a change in fundamentals occur—either issuer specific or industry wide, or (4) a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Leisure Industry Risk. The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Series II shares performance shown prior to the inception date is that of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. Series II shares performance shown for 2004 is the blended return of Series II shares since their inception and restated performance of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
 &lt;div style="display:none;"&gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoVILeisureFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435 _S000000194_Member * ~&lt;/div&gt;

Best Quarter (ended September 30, 2009): 17.29% Worst Quarter (ended December 31, 2008): -24.84%
Average Annual Total Returns (for the periods ended December 31, 2010)
~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoVILeisureFundSeriesIIShares column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimvif896435_S000030663_Member * row dei_LegalEntityAxis  compact aimvif896435_S000000194_Member * ~